Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity Disclosure [Abstract]
Variable Interest Entities

Note 9. VARIABLE INTEREST ENTITIES

Investments in Consolidated Variable Interest Entities

The Company evaluates its ownership, contractual, and other interests in entities to determine if they are VIEs, if the Company has a variable interest in those entities, and the nature and extent of those interests. These evaluations are highly complex and involve management judgment and the use of estimates and assumptions based on available historical information, among other factors. Based on its evaluations, if the Company determines it is the primary beneficiary of such VIEs, it consolidates such entities into its financial statements. VIEs information below is presented on an aggregate basis based on similar risk and reward characteristics and the Company’s involvement with the VIEs.

The Company includes a number of entities that are determined to be VIEs and for which the common control group can direct the use of the entities’ assets and resources for other purposes. The Company only consolidates those VIEs for which the Company is the primary beneficiary.

The assets of the consolidated VIEs may only be used to settle obligations of these VIEs and to settle any investors’ ownership liquidation requests. There is no recourse to the Company for the consolidated VIEs’ liabilities. The assets of the consolidated VIEs are not available to the Company’s creditors.

Total assets and liabilities included in its condensed consolidated balance sheets for these VIEs were $2.1 billion and $0.4 million, respectively, as of June 30, 2024 and $2.2 billion and $0.4 million, respectively, as of December 31, 2023. The assets at June 30, 2024 and December 31, 2023 include the Intangible Assets, net included in the Series of $1.8 billion and $2.0 billion, respectively.

Investments in Unconsolidated Variable Interest Entities

The Company has equity investments in VIEs, but does not consolidate them because it has no power to direct the activities that most significantly impact their economic performance and thus is not considered the primary beneficiary of the entities. Those VIEs are reflected as equity method investments.

Total assets and liabilities for these VIEs were $0.4 million and $0.4 million, respectively, at June 30, 2024 and $1.4 million and $0.4 million, respectively, at December 31, 2023.

Generally, the Company’s exposure is limited to its investment in those VIEs (see Note 5, Investment in Equity Method Investees). For MAO-MSO Recovery II, LLC and Series PMPI, the Company may be exposed to providing additional recovery services at its own cost if recovery proceeds allocated to it are insufficient to recover the costs of those services. The Company does not have any other exposure or any obligation to provide additional funding to the VIEs that it has equity investments in.

VRM MSP

The Company became a member of VRM MSP through the contribution of certain Series (holding certain CCRAs) by MSP Recovery into VRM MSP. The Company determined, based on analysis of the rights to cash flows from the Series and the related guaranty obligation, that the Company is the primary beneficiary of the Series entities, and therefore should consolidate as of the transaction date. The contribution is considered a common control transaction, as the Company controls and consolidates the Series before and after such contribution. The Company consolidates the Series held within VRM MSP, however does not consolidate VRM MSP itself.

Refer to Note 5, Investment in Equity Method Investees, for additional information on this VRM MSP transaction.

Note 10. VARIABLE INTEREST ENTITIES

Investments in consolidated Variable Interest Entities

The Company evaluates its ownership, contractual, and other interests in entities to determine if they are VIEs, if the Company has a variable interest in those entities, and the nature and extent of those interests. These evaluations are highly complex and involve management judgment and the use of estimates and assumptions based on available historical information, among other factors. Based on its evaluations, if the Company determines it is the primary beneficiary of such VIEs, it consolidates such entities into its financial statements. VIEs information below is presented on aggregate basis based on similar risk and reward characteristics and the Company’s involvement with the VIEs.

The Company includes a number of entities that are determined to be VIEs and for which the common control group can direct the use of the entities’ assets and resources for other purposes. The Company only consolidates those VIEs for which the Company is the primary beneficiary.

The assets of the consolidated VIEs may only be used to settle obligations of these VIEs and to settle any investors’ ownership liquidation requests. There is no recourse to the Company for the consolidated VIEs’ liabilities. The assets of the consolidated VIEs are not available to the Company’s creditors.

Total assets and liabilities included in its consolidated balance sheets for these VIEs were $2.2 billion and $0.4 million, respectively, at December 31, 2023 and $2.3 billion and $0.4 million, respectively, at December 31, 2022. The assets at December 31, 2023 and 2022 include the Intangible Assets, net included in the Series of $2.0 billion and $2.3 billion, respectively.

Investments in unconsolidated Variable Interest Entities

The Company is involved with VIEs in which it has investments in equity but does not consolidate because it does not have the power to direct the activities that most significantly impact their economic performance and thus is not considered the primary beneficiary of the entities. Those VIEs are reflected as equity method investments.

Total assets and liabilities for these VIEs were $1.4 million and $0.4 million, respectively, at December 31, 2023 and $3.4 million and $0.3 million, respectively, at December 31, 2022.

Generally, MSP’s exposure is limited to its investment in those VIEs (see Note 5, Investment in Equity Method Investees). For MAO-MSO Recovery II, LLC and Series PMPI, MSP may be exposed to providing additional recovery services at its own cost if recovery proceeds allocated to it are insufficient to recover the costs of those services. MSP does not have any other exposures or any obligation to provide additional funding.

VRM MSP

As discussed in Note 5, Investment in Equity Method Investees, the Company became a member of VRM MSP through the contribution of certain Series (holding certain CCRAs) by MSP Recovery into VRM MSP. The Company determined, based on analysis of the rights to cash flows from the Series and the related guaranty obligation, that the Company is the primary beneficiary of the Series entities, and therefore should consolidate as of the transaction date. The contribution is considered a common control transaction, as the Company controls and consolidated the Series before and after such contribution. The Company consolidates the Series held within VRM MSP, however does not consolidate VRM MSP itself.

Refer to Note 5, Investment in Equity Method Investees, for additional information on this VRM MSP transaction.